Jun. 30, 2015
UBS U.S. SMALL CAP GROWTH FUND
UBS U.S. SMALL CAP GROWTH FUND
The UBS Funds

Prospectus Supplement

June 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectuses of each series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 28, 2014, as supplemented.

At a recent meeting of the Board of Trustees (the “Board”) of the Trust, the Board approved the elimination of the redemption fees for the Funds, effective August 3, 2015 for any redemptions taking place on or after that date.  In connection with that change, the Prospectuses are revised to delete all references to the redemption fees, effective August 3, 2015.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.